ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

3.ACCOUNTS RECEIVABLE, NET

Accounts receivable and the related allowance are summarized as follows:

	As of December 31, 2024	As of June 30, 2025
Accounts receivable	1,652,243	2,199,949
Less: allowance for accounts receivable	(6,725)	(6,725)
Accounts receivable, net	1,645,518	2,193,224

No amounts have been written off during the six months ended June 30 in 2024 and 2025, respectively.